Lease prepayments (Details Textual) ₨ in Thousands, $ in Thousands	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure Of Lease Prepayments [Line Items]
Non-current lease prepayments	₨ 1,322,748	$ 19,123	₨ 1,344,845
Amount paid for acquiring leasehold rights of land for construction of Data Centers [member]
Disclosure Of Lease Prepayments [Line Items]
Non-current lease prepayments	₨ 1,317,696		₨ 1,321,247